Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Income Before Income Tax

The Company’s income before income tax consists of:

	For the year ended December 31,
	2022	2021	2020
Non-PRC	$48,500	$94,372	$5,866
PRC	(23,262)	17,468,669	210,751
Total	$25,238	$17,563,041	$216,617

Schedule of Company's Income Taxes

The Company’s income taxes consists of:

	For the year ended December 31,
	2022	2021	2020
Current income tax expense	$(20,117)	$(2,839,034)	$(42,665)
Deferred tax recovery (expense)	83,010	(265,096)	11,227
Total income tax recovery (expense)	$62,893	$(3,104,130)	$(31,438)

Schedule of Income Before Income Taxes

The following is a reconciliation of the Company’s total income tax expenses to the amount computed by applying the PRC statutory income tax rate of 25% to its income before income taxes for the years ended December 31, 2022, 2021 and 2020:

	For the year ended December 31,
	2022	2021	2020
Income before income taxes	$25,238	$17,563,041	$216,617
Income tax expense at the PRC statutory rate	(6,310)	(4,390,760)	(54,154)
International tax rate differential	(1,665)	5,303	(419)
Super deduction for research and development expenses	84,008	159,235	7,229
Non-deductible expenses	(55,748)	(227,821)	(2,225)
Effect of preferential tax rate	(4,213)	1,774,595	19,224
Change in valuation allowance	(12,707)	(4,135)	2,656
Effect of PRC withholding tax	59,006	(426,737)	(2,747)
Other adjustments	522	6,190	(1,002)
Income tax recovery (expense)	$62,893	$(3,104,130)	$(31,438)

Schedule Company's Deferred Tax Assets

The tax effects of temporary differences that give rise to the Company’s deferred tax assets are as follows:

	December 31,
	2022	2021
Inventories	16,573	6,794
Accrued expenses	64,283	56,309
Deferred government grants	2,935	2,589
Fixed assets	(12,673)	(13,661)
Tax losses carried forward	16,961	4,254
Less: valuation allowance	(16,961)	(4,254)
Deferred tax assets	$71,118	$52,031

Schedule of Changes in Unrecognized Tax Benefits

The changes in unrecognized tax benefits are as follows:

	For the year ended December 31,
	2022	2021	2020
Balance on January 1	275	561	904
Additions for tax positions of the current year	—	—	—
Additions for tax positions of the prior years	—	—	—
Settlement with the taxing authority	—	—	—
Lapse of statute of limitations	(194)	(286)	(343)
Balance on December 31	$81	$275	$561